Note 10 - Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Assumptions
Common stock value	$2.25
Expected life (in years)	3
Risk-free interest rate	0.28%
Expected dividend yields	0%
Volatility	126%